Inventories (Movements of provision for inventory obsolescence during years) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Inventories [abstract]
Beginning of the year		¥ (430,707)	¥ (168,875)
Provision	[1]	(23,507)	(255,181)
Reversal		1,054	1,365
Write off	[1]	272,659	0
Currency translation differences		(6,926)	(8,016)
End of the year		(187,427)	(430,707)
Provision provided for fuel oil			¥ 255,000
Provision written-off for the fuel oil sold		¥ 254,000

[1]	In 2018, approximately RMB255 million provision was provided for the fuel oil, which was recognised based on the net realisable value. In 2019, approximately RMB254 million provision was written-off for the fuel oil sold which was included in the inventory provision balance in 2018.